INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following as of the dates presented (in millions):

	December 31,
	2020	2019
Raw materials	$49.3	$58.7
Work-in-process	6.7	8.1
Finished goods	137.1	129.1
	$193.1	$195.9